Concentrations (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Transportation Top Ten Customers
Customer revenue concentration	52.90%
Accounts receivable concentration	$ 2,988,000	$ 3,115,000
Transportation Top Customer
Customer revenue concentration	19.20%
Mining Top Customer
Customer revenue concentration	77.20%
Accounts receivable concentration	$ 169,000